Financial instruments and financial risk management - Interest rate risk (Details) - Interest rate risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of risk management strategy related to hedge accounting [line items]
Increase decrease in basis points	0.25%
Positive/negative impact	€ 0.3	€ 0.1	€ 0.1